Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 40,743	$ 74,132
Short-term bank deposits	95,000	5,000
Marketable securities	32,567	3,981
Trade receivables, net	40,510	21,953
Inventories	37,477	30,030
Other accounts receivable and prepaid expenses	6,985	5,660
Total current assets	253,282	140,756
LONG-TERM ASSETS:
Marketable securities	95,393	44,603
Deposits and other long-term assets	356	744
Severance pay fund	301	351
Deferred taxes	7,781	7,272
Property, plant and equipment, net	17,489	14,994
Operating lease right-of-use assets	22,806
Intangible assets, net	2,494	1,011
Goodwill	5,564	5,092
Total long-term assets	152,184	74,067
Total assets	405,466	214,823
CURRENT LIABILITIES:
Trade payables	23,449	16,614
Employees and payroll accruals	9,165	7,932
Deferred revenues and advances from customers	2,688	3,633
Operating lease liabilities	3,902
Other payables and accrued expenses	6,373	4,993
Total current liabilities	45,577	33,172
LONG TERM LIABILITIES:
Accrued severance pay	1,035	1,059
Operating lease liabilities	19,231
Other long-term liabilities	1,320	1,456
Total long-term liabilities	21,586	2,515
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 200,000,000 shares at December 31, 2019 and 2018, respectively; Issued and Outstanding: 40,684,340 shares and 35,065,200 shares at December 31, 2019 and 2018, respectively	105	89
Additional paid in capital	304,617	156,714
Accumulated other comprehensive income (loss)	843	(238)
Retained earnings	32,738	22,571
Total shareholders’ equity	338,303	179,136
Total liabilities and shareholders’ equity	$ 405,466	$ 214,823